Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

9. INCOME TAXES

Deferred tax assets and deferred tax liabilities are recognized based on temporary differences between the financial reporting and tax basis of assets and liabilities using statutory rates. A valuation allowance is recorded against deferred tax assets if it is more likely than not that some or all of the deferred tax assets will not be realized. Due to the uncertainty surrounding the realization of the favorable tax attributes in future tax returns, the Company has recorded a full valuation allowance against the Company’s otherwise recognizable net deferred tax assets. The Company recorded no income tax expense or benefit during the three months ended March 31, 2019 and 2018, due to a full valuation allowance recognized against its deferred tax assets.

TAX REFORM

On December 22, 2017, the Tax Cuts and Jobs Act (the “TCJA”) was signed into United States law. The TCJA includes a number of changes to existing tax law, including, among other things, a permanent reduction in the federal corporate income tax rate from 34% to 21%, effective as of January 1, 2018, as well as limitation of the deduction for net operating losses to 80% of annual taxable income and elimination of net operating loss carrybacks, in each case, for losses arising in taxable years beginning after December 31, 2017 (though any such net operating losses may be carried forward indefinitely). The tax rate change resulted in (i) a reduction in the gross amount of the Company’s deferred tax assets recorded as of December 31, 2017, without an impact on the net amount of its deferred tax assets, which are recorded with a full valuation allowance, and (ii) no income tax expense or benefit being recognized as of the enactment date of the TCJA.

The staff of the Securities and Exchange Commission issued Staff Accounting Bulletin No. 118 to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the TCJA. In connection with the initial analysis of the impact of the TCJA, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally 21%.

12.	INCOME TAXES

For the years ended December 31, 2018 and 2017, the Company did not record a current or deferred income tax expense or benefit due to current and historical losses incurred by the Company.

The components of loss before income taxes were as follows:

	As of December 31,
	2018	2017
	(in thousands)
U.S.	$(8,503)	$(26,275)
Foreign	(140)	(140)

Total	$(8,643)	$(26,415)

A reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	As of December 31,
	2018	2017
Federal income tax (benefit) at statutory rate	21.1%	33.7%
(Increase) decrease income tax benefit resulting from:
State income tax benefit, net of federal benefit	22.5%	0.0%
Permanent differences	54.4%	(2.6)%
Net Operating Loss Limitation	0.0%	0.0%
Federal Tax Rate change	0%	(47.2)%
R&D Credit Limitation	0.9%	0.0%
Change in valuation allowance	(98.5)%	14.6%
Other	-0.4%	1.5%

Income tax expense (benefit)	0.0%	0.0%

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2018	2017
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$24,941	$18,540
Depreciation and amortization	4,878	4,121
Accrued expenses	141	1,484
Capitalized start-up costs	9,143	7,942
R&D credits	312	243
Other	1,155	808
Deferred tax assets before valuation allowance	40,570	33,138
Valuation allowance	(40,570)	(33,138)

	—	—
Deferred tax liabilities
IPR&D	—	—
Change in accounting method	—	—

Net deferred tax assets	$—	$—

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. As of December 31, 2018 and 2017, based on the Company’s history of operating losses, the Company has concluded that it is not more likely than not that the benefit of its deferred tax assets will be realized. Accordingly, the Company has provided a full valuation allowance for deferred tax assets as of December 31, 2018 and 2017. The valuation allowance decreased by $7.4 million during the year ended December 31, 2018, due primarily to net operating losses generated and capitalized expenses. The valuation allowance decreased $1.0 million during the year ended December 31, 2017, due primarily to net operating losses generated, net of the impact of a federal tax rate change of $11.5 million. In addition, the reduction in net operating losses were related to Section 382 limits as a result in a change in ownership.

As of December 31, 2018 and 2017, the Company had U.S. federal NOL carryforwards of $67 million and $43.9 million respectively, which may be available to offset future income tax liabilities and expire at various dates through 2037. As of December 31, 2018 and 2017, the Company also had U.S. state NOL carryforwards of $66.9 million and $43.6 million respectively, which may be available to offset future income tax liabilities and expire at various dates through 2037. At December 31, 2018 and 2017, the Company also had $26.2 and $26.1 respectively, of foreign NOL carryforwards which may be available to offset future income tax liabilities, which carryforwards do not expire. Utilization of the NOL and research and development credit carryforwards may be subject to a substantial annual limitation due to ownership change limitations that have occurred or that could occur in the future, as required by Section 382 and Section 383 of the Code, as well as similar state and foreign provisions. These ownership changes may limit the amount of NOL and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders. The Company has completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes since its formation. The results of this study indicated that the Company experienced ownership changes as defined by Section 382 of the Code. The Company has not recorded NOLs that, as a result of these restrictions, from the 2016 ownership change, will expire unused. Accordingly, the Company has recorded NOL carryforwards net of these limitations, which are approximately $52.9 million.

TAX REFORM

On December 22, 2017 the Tax Cuts and Jobs Act (the “TCJA”) was signed into United States law. The TCJA includes a number of changes to existing tax law, including, among other things, a permanent reduction in the federal corporate income tax rate from 34% to 21%, effective as of January 1, 2018, as well as limitation of the deduction for net operating losses to 80% of annual taxable income and elimination of net operating loss carrybacks, in each case, for losses arising in taxable years beginning after December 31, 2017 (though any such net operating losses may be carried forward indefinitely). The tax rate change resulted in (i) a reduction in the gross amount of the Company’s deferred tax assets recorded as of December 31, 2017, without an impact on the net amount of its deferred tax assets, which are recorded with a full valuation allowance, and (ii) no income tax expense or benefit being recognized as of the enactment date of the TCJA.

The staff of the Securities and Exchange Commission issued Staff Accounting Bulletin No. 118 to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the TCJA. In connection with the initial analysis of the impact of the TCJA, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally 21%. The remeasurement of the Company’s deferred tax assets and liabilities was offset by a corresponding change in the valuation allowance for the year ended December 31, 2017. As a result, there was no impact to the Company’s consolidated statements of operations and comprehensive loss as a result of the reduction in tax rates. The other provisions of the TCJA did not have a material impact on the Company’s consolidated financial statements. The Company’s final determination of the TCJA impact and the remeasurement of its deferred assets and liabilities was completed prior to the deadline of one year from the enactment of the TCJA. For the year ended December 31, 2018, there were no material changes to the analysis originally performed as of December 31, 2017.

The changes in the Company’s unrecognized tax benefits are summarized as follows:

	As of December 31,
	2018	2017
	(in thousands)
Unrecognized tax benefit, beginning of year	$303	$562
Increase (decrease) related to current year positions	—	(123)
Federal rate revision	—	(136)
Unrecognized tax benefit, end of year	$303	$303

As of December 31, 2018 and 2017, the total amount of unrecognized tax benefits was $0.3 million and $0.3 million, respectively which, if recognized, would favorably affect the effective income tax rate in future periods. Note that liabilities for unrecognized tax benefits have been recorded to the extent that they do not exceed the Company’s available losses that are not limited as a result of ownership changes that have occurred under Section 382 of the Code. Reductions to unrecognized tax benefits for limitations on the utilization of net operating losses due to ownership changes occurring during the year has been reflected in the table as reductions based on tax positions related to the current year. The Company accrues interest and penalties related to unrecognized tax benefits as a component of its provision for income taxes. No accrued interest and penalties related to the Company’s unrecognized tax benefits has been accrued as of December 31, 2018 and 2017. The Company believes that it is reasonably possible that none of its unrecognized tax benefits, may be recognized at the end of 2018. The Company or one of its subsidiaries files income tax returns in the United States and various states and Israel. The Company is subject to U.S. federal, state and local income tax examinations by tax authorities for years 2001 through present. Carryforward attributes that were generated in earlier periods remain subject to examination to the extent the year in which they were used or will be used remains open for examination. The tax years which remain subject to examination by tax authorities in Israel, as of December 31, 2018, include years 2014 through the present.